Long-Lived Assets - Intangible Assets, amortization expense (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Aggregate amortization expense for intangible assets
2023		$ 65
2024		65
2025		65
2026		65
2027		65
Thereafter		477
Aggregate amortization expense	$ 997	$ 802